CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Other Comprehensive Income [Member]	Accumulated Deficit [Member]
Balance, shares at Dec. 31, 2022		2,600,000	10,675	400	102,653,619
Balance at Dec. 31, 2022	$ 487,328	$ 26	$ 0	$ 0	$ 1,027	$ 1,061,015	$ 253	$ (574,993)
Net income/(loss)	33,077							33,077
Issuance of Common Stock, shares					2,033,613
Issuance of Common Stock	7,733				$ 20	7,713
Issuance of Restricted Stock and Compensation Cost, shares (Note 11(g))					1,750,000
Issuance of Restricted Stock and Compensation Cost (Note 11(g))	4,826				$ 18	4,808
Dividends on Preferred Stock	(2,884)							(2,884)
Dividends on Common Stock (Note 11(f))	(31,931)							(31,931)
Dividends in Kind	(10,761)							(10,761)
Balance, shares at Jun. 30, 2023		2,600,000	10,675	400	106,437,232
Balance at Jun. 30, 2023	487,388	$ 26	$ 0	$ 0	$ 1,065	1,073,536	253	(587,492)
Balance, shares at Dec. 31, 2023		2,600,000	10,675	400	113,065,725
Balance at Dec. 31, 2023	489,021	$ 26	$ 0	$ 0	$ 1,131	1,101,425	308	(613,869)
Net income/(loss)	(706)							(706)
Issuance of Common Stock, shares					9,723,506
Issuance of Common Stock	27,792				$ 97	27,695
Issuance of Restricted Stock and Compensation Cost, shares (Note 11(g))					2,300,000
Issuance of Restricted Stock and Compensation Cost (Note 11(g))	5,007				$ 23	4,984
Dividends on Preferred Stock	(2,884)							(2,884)
Dividends on Common Stock (Note 11(f))	(18,368)							(18,368)
Balance, shares at Jun. 30, 2024		2,600,000	10,675	400	125,089,231
Balance at Jun. 30, 2024	$ 499,862	$ 26	$ 0	$ 0	$ 1,251	$ 1,134,104	$ 308	$ (635,827)